UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21802

WorldCommodity Funds, Inc.

(Exact name of registrant as specified in charter)

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Address of principal executive offices)

 (Zip code)

Mr. James Llewellyn

WorldCommodity Asset Management

6700 Vernon Woods Drive, Suite 100

Atlanta, GA 30328

(Name and address of agent for service)

Registrant's telephone number, including area code: 404-437-7420

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

WorldCommodity Fund

POTASH CORPORATION OF SASKATCHEWAN INC.

Ticker Symbol:POT	Cusip Number:73755L107
Record Date: 3/19/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) C.M. BURLEY 2) D.G. CHYNOWETH 3) D. CLAUW 4) W.J. DOYLE 5) J.W. ESTEY 6) G.W. GRANDEY 7) C.S. HOFFMAN 8) D.J. HOWE 9) A.D. LABERGE 10) K.G. MARTELL 11) J.J. MCCAIG 12) M. MOGFORD 13) E. VIYELLA DE PALIZA	For	Issuer	For	With
2	THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS OF THE CORPORATION.	For	Issuer	For	With
3	THE RESOLUTION (ATTACHED AS APPENDIX B TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR) APPROVING THE ADOPTION OF A NEW PERFORMANCE OPTION PLAN, THE FULL TEXT OF WHICH IS ATTACHED AS APPENDIX C TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.	For	Issuer	For	With
4	THE ADVISORY RESOLUTION (ATTACHED AS APPENDIX D TO THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR) ACCEPTING THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.	For	Issuer	For	With

ARCH COAL INC.

Ticker Symbol:ACI	Cusip Number:039380100
Record Date: 3/1/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) DAVID D. FREUDENTHAL 2) PATRICIA F. GODLEY 3) GEORGE C. MORRIS, III 4) WESLEY M. TAYLOR 5) PETER I. WOLD	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL REGARDING THE PREPARATION OF AN ADDITIONAL ENVIRONMENTAL REPORT.	Against	Stockholder	Against	With

BERKSHIRE HATHAWAY

Ticker Symbol:BRK/B	Cusip Number:084670702
Record Date: 3/7/2012	Meeting Date: 5/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect directors	For	Issuer	For	With
2	Succession Planning	Against	Stockholder	Against	With

CLIFFS NATURAL RESOURCES INC.

Ticker Symbol:CLF	Cusip Number:18683K101
Record Date: 3/9/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	TO AMEND OUR REGULATIONS TO ADD A PROVISION TO ALLOW BOARD TO AMEND REGULATIONS WITHOUT SHAREHOLDER APPROVAL UNDER OHIO LAW	For	Issuer	For	With
3	A PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, OUR NAMED EXECUTIVE OFFICER COMPENSATION, COMMONLY KNOWN AS "SAY ON PAY".	For	Issuer	For	With
4	A PROPOSAL TO APPROVE THE 2012 INCENTIVE EQUITY PLAN.	For	Issuer	For	With
5	A PROPOSAL TO APPROVE THE 2012 EXECUTIVE MANAGEMENT PERFORMANCE INCENTIVE PLAN.	For	Issuer	For	With
6	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

GENCO SHIPPING & TRADING LTD

Ticker Symbol:GNK	Cusip Number:Y2685T107
Record Date: 5/17/2012	Meeting Date: 3/19/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) BASIL G. MAVROLEON 2) REAR ADMIRAL R.C. NORTH 3) HARRY A. PERRIN	For	Issuer	For	With
2	APPROVAL OF THE COMPANY'S 2012 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF GENCO FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	Issuer	For	With

MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945C103
Record Date: 8/17/2011	Meeting Date: 10/6/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) NANCY E. COOPER 2) JAMES L. POPOWICH 3) JAMES T. PROKOPANKO 4) STEVEN M. SEIBERT	For	Issuer	For	With
2	CONVERSION OF EACH ISSUED AND OUTSTANDING SHARE OF EACH SERIES OF OUR CLASS B COMMON STOCK ON A ONE-FOR-ONE BASIS INTO SHARES OF THE CORRESPONDING SERIES OF OUR CLASS A COMMON STOCK.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT OUR FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDING MAY 31, 2012 AND THE EFFECTIVENESS OF INTERNAL CONTROL OVER FINANCIAL REPORTING AS OF MAY 31, 2012.	For	Issuer	For	With
4	A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY-ON-PAY").	For	Issuer	For	With
5	A NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY VOTES.	For	Issuer	For	With

UNITED STATES STEEL CORPORATION

Ticker Symbol:X	Cusip Number:912909108
Record Date: 2/24/2012	Meeting Date: 4/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	ELECTION OF DIRECTOR: FRANK J. LUCCHINO	For	Issuer	For	With
1b	ELECTION OF DIRECTOR: SETH E. SCHOFIELD	For	Issuer	For	With
1c	ELECTION OF DIRECTOR: JOHN P. SURMA	For	Issuer	Against	With
1d	ELECTION OF DIRECTOR: DAVID S. SUTHERLAND	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	APPROVAL, IN A NON-BINDING ADVISORY VOTE, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS	For	Issuer	For	With
4	SHAREHOLDER PROPOSAL RECOMMENDING THE ELIMINATION OF THE CLASSIFIED BOARD OF DIRECTORS	Abstained	Stockholder	For	N/A

WESTERN REFINING, INC.

Ticker Symbol:WNR	Cusip Number:959319104
Record Date: 4/13/2012	Meeting Date: 6/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) SIGMUND L. CORNELIUS 2) BRIAN J. HOGAN 3) SCOTT D. WEAVER	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2012.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WorldCommodity Funds, Inc

By /s/James Llewellyn

* James Llewellyn

President and Treasurer

Date: July 20, 2012

*Print the name and title of each signing officer under his or her signature.